Commissions and fees	6 Months Ended
Jun. 30, 2013
Commissions and fees
Note 7 Commissions and fees

in	6M13	6M12
Commissions and fees (CHF million)
Lending business	910	652
Investment and portfolio management	1,998	1,943
Other securities business	50	17
Fiduciary business	2,048	1,960
Underwriting	898	722
Brokerage	2,154	1,869
Underwriting and brokerage	3,052	2,591
Other services	830	955
Commissions and fees	6,840	6,158